Note 24 - Discontinued Operations	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of non-current assets held for sale and discontinued operations [text block]
24.	DISCONTINUED OPERATIONS

(a)	Loss from discontinued operations

In
March 2019,
Just Energy formally approved and commenced the process to dispose of its businesses in Germany, Ireland and Japan. In
June 2019,
as part of the Company’s Strategic Review, the U.K. was added to the disposal group. The decision was part of a strategic transition to focus on the core business in North America. On
November 29, 2019,
Just Energy closed its previously announced sale of Hudson U.K. to Shell Energy Retail Limited. As at
March 31, 2020,
these operations were classified as a disposal group held for sale and as discontinued operations. In the past, these operations were reported under the Consumer segment while a portion of the U.K. operations was allocated to the Commercial segment. Just Energy’s results for the prior fiscal period reported throughout the annual consolidated financial statements have been adjusted to reflect continuing operation results and figures with respect to these discontinued operations. The tax impact on the discontinued operations is minimal.

The results of the discontinued operations are presented below for the fiscal years ended
March 31, 2020
and
2019.
For the U.K. and Ireland, the results are a period of
eight
and
nine
months up to the disposal of operations as of
November 29, 2019
and
December 18, 2019,
respectively:

	2020	2019
Sales	$427,346	$793,761
Gain on disposal of the U.K. and Ireland businesses	(45,138)	-
Loss from discontinued operations before income taxes	(11,349)	(132,004)
Provision for (recovery of) income taxes	77	(3,745)
LOSS FROM DISCONTINUED OPERATIONS	$(11,426)	$(128,259)

Assets and liabilities of the discontinued operations classified as held for sale were as follows:

	As at	As at
	March 31,	March 31,
	2020	2019
ASSETS
Current assets
Cash and cash equivalents	$898	$628
Current trade and other receivables	4,978	3,007
Income taxes recoverable	12	50
Other current assets	1,140	3,087
	7,028	6,772
Non-current assets
Property and equipment	38	42
Intangible assets	545	2,157
ASSETS CLASSIFIED AS HELD FOR SALE	$7,611	$8,971

Liabilities
Current liabilities
Trade and other payables	$4,823	$4,902
Deferred revenue	83	298
LIABILITIES CLASSIFIED AS HELD FOR SALE	$4,906	$5,200

Sale of Just Energy Japan KK

On
April 10, 2020,
the Company announced that it has sold all of the shares of Just Energy Japan KK to Astmax Trading, Inc. The purchase price was nominal, as the business was still in its start-up phase with more liabilities than assets and had fewer than
1,000
customers. The sale of the Japanese subsidiary resulted in a nominal gain on sale, which will be reported through profit (loss) from discontinued operations.

(b)	Disposal of Hudson Energy Supply U.K. Limited (“Hudson U.K.”)

On
November 29, 2019,
Just Energy closed its previously announced sale of Hudson U.K. to Shell Energy Retail Limited.

Pursuant to the share purchase agreement, the aggregate amount of the closing consideration received was
£1.5
million (
$2.5
million). While the capacity market payments were reinstated in the U.K. in late
October,
any contingent consideration due to Just Energy will be paid following the determination of Hudson U.K.’s ultimate capacity market payment for the period up to
June 30, 2019,
which is expected to be determined within
12
months of the closing date.

The results of the disposal of Hudson U.K. are presented below:

Proceeds from sale	$2,518
Carrying value of net liabilities disposed	74,570
Carrying value of goodwill disposed	(13,355)
Carrying value of intangible assets disposed	(8,544)
Reclassification of foreign currency translation reserve	(11,610)
Net gain on sale of U.K. operations	$43,579

(c)	Disposal of Just Energy Ireland Limited (“Just Energy Ireland”)

On
December 18, 2019,
Just Energy closed its previously announced sale of substantially all of the assets of Just Energy Ireland to Flogas Natural Gas Limited (“Flogas”) for
€0.6
million (
$1.0
million). The Company received
75%
of the purchase price in cash at closing and
25%
of the purchase price
five
months after closing. The net consideration payable to the Company is subject to an adjustment based on the actual number of accounts transferred to Flogas.

The results of the disposal of Just Energy Ireland are presented below:

Proceeds from sale	$649
Carrying value of net liabilities disposed	910
Net gain on sale of Just Energy Ireland operations	$1,559